a:\497cpsol.doc
First Variable Life Insurance Company
10 Post Office Square - 12th Floor
Boston, MA 02109


February 3, 1998

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, DC  20549


Re:   First Variable Life Insurance Company
      First Variable Separate Account VL
      File No. 333-19193


Dear Sir/Madam:

On behalf of the above captioned Registrant and pursuant to Securities Act Rule 497(j), we hereby certify that the prospectus that would have been filed under Rule 497(b) does not differ from that contained in the Registrant's most recent Pre-Effective Amendment No.2, which Amendment has been filed electronically and declared effective on January 16, 1998.

If you have any questions, please feel free to contact the undersigned.


Sincerely,


s/ Arnold R. Bergman
Arnold R. Bergman
Vice President, General Counsel & Secretary